Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (3,294)	$ (3,560)	[1]	$ (3,854)	[1]
Interest Rate Risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(3,597)	(3,684)		(4,016)
Interest Rate Risk [Member] | Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(3,641)	(3,836)		(4,154)
Interest Rate Risk [Member] | Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(20)	(6)		(1)
Interest Rate Risk [Member] | Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	24	17		19
Interest Rate Risk [Member] | Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(1)	0		2
Interest Rate Risk [Member] | Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 42	$ 141		$ 118

[1]	Amended to conform to 2022 presentation.